SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE LEASES (Details) - Xtribe PLC [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Feb. 09, 2016
Restructuring Cost and Reserve [Line Items]
Finance leases, 2024	$ 6,717	$ 6,717
Operating leases, 2024	15,115	15,115
Finance and Operating leases, 2024	21,832	21,832
Finance leases, 2025	181,583	13,434
Operating leases, 2025	30,227	30,227
Finance and Operating leases, 2025	211,810	43,661
Finance leases, 2026		181,583
Operating leases, 2026	30,227	30,227
Finance and Operating leases, 2026	30,227	211,810
Finance leases, 2027
Operating leases, 2027	30,227	30,227
Finance and Operating leases, 2027	30,227	30,227
Finance leases, 2028
Operating leases, 2028	30,227	30,227
Finance and Operating leases, 2028	30,227	30,227
Finance leases, 2028
Operating leases, 2028		30,227
Finance and Operating leases, 2028		30,227
Finance leases, Thereafter
Operating leases, Thereafter	65,487	65,487
Finance and Operating leases, Thereafter	65,487	65,487
Finance leases, Thereafter
Operating leases, Thereafter		65,487
Finance and Operating leases, Thereafter		65,487
Total finance lease payments	188,300	195,017
Total operating lease payments	201,510	216,622
Total finance and operating leases	389,810	411,639
Finance leases less: Imputed interest	1,116	2,102
Operating leases less: Imputed interest	6,865	7,915
Finance and operating leases less: Imputed interest	7,981	10,017
Total Finance Leases	187,184	192,915
Total Operating Leases	194,645	208,707	$ 264,253
Total Finance and Operating Leases	$ 381,829	$ 401,622